Exhibit 99.1

KPMG LLP 633 West 5th Street Suite 4700 Los Angeles, CA 90071

Independent Accountants’ Agreed-Upon Procedures Report

Fortress Credit Realty Income Trust (the “Company”)
Goldman Sachs & Co. LLC
Morgan Stanley & Co. LLC
Santander US Capital Markets LLC

(collectively, the “Specified Parties”)

Re: FCR 2026-FL1 Issuer LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “FCR 2026-FL1 CSR Accounting Tape.xlsx” provided by the Company on August 4, 2026 (the “Data File”), containing information on 29 collateral interests (the “Collateral Interests”) and the 33 related mortgaged properties (the “Mortgaged Properties”) as of August 10, 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by FCR 2026-FL1 Issuer LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the rate of 3.7434%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for all Collateral Interests and related Mortgaged Properties in the Data File and the associated findings are as follows:

A.	For the Collateral Interests and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	For the Collateral Interests and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Collateral Interests and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests and related Mortgaged Properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California
August 4, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report, Engineering Report
Specific Property Type	Appraisal Report, Engineering Report
Number of Units	Underwritten Rent Roll Statement, Unit Mix Summary, Certified Rent Roll, Appraisal
Unit of Measure	Underwritten Rent Roll Statement, Unit Mix Summary, Certified Rent Roll
Occupancy (%)	Underwritten Rent Roll Statement, Unit Mix Summary, Certified Rent Roll
Occupancy Date	Underwritten Rent Roll Statement, Unit Mix Summary, Certified Rent Roll
Ownership Interest	Title Policy, Deed of Trust, Promissory Note
Loan Purpose	Settlement Statement, Purchase and Sale Agreement, Loan Agreement
Note Date	Promissory Note, Loan Agreement
First Payment Date	Loan Agreement, Settlement Statement
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Settlement Statement
Future Funding Advance Conditions	Loan Agreement
Mortgage Loan Balloon Balance ($)	Loan Agreement, Company’s Amortization Schedule
Rate Type	Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Index	Loan Agreement
Mortgage Loan Margin	Loan Agreement
Mortgage Loan Margin Change (Y/N)	Loan Agreement
Mortgage Loan Margin Change Description	Loan Agreement
Mortgage Loan Index Floor	Loan Agreement
Mortgage Loan Index Cap	Interest Rate Cap Confirmation
Mortgage Loan Index Cap Termination Date	Interest Rate Cap Confirmation
Mortgage Loan Index Cap Provider	Interest Rate Cap Confirmation
Collateral Interest Margin	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
Extension Options (Y/N)	Loan Agreement
Extension Options Description	Loan Agreement
Amortization Type During Extensions	Loan Agreement
First Extension Period (months)	Loan Agreement
First Extension Period Requirements	Loan Agreement
First Extension Cap	Loan Agreement, Interest Rate Cap Confirmation
Second Extension Period (months)	Loan Agreement
Second Extension Period Requirements	Loan Agreement
Second Extension Cap	Loan Agreement, Interest Rate Cap Confirmation
Third Extension Period (months)	Loan Agreement
Third Extension Period Requirements	Loan Agreement
Third Extension Cap	Loan Agreement, Interest Rate Cap Confirmation
Fourth Extension Period (months)	Loan Agreement
Fourth Extension Period Requirements	Loan Agreement
Fourth Extension Cap	Loan Agreement, Interest Rate Cap Confirmation
A-2

ATTACHMENT A

Attribute	Source Document(s)
Fully Extended Maturity Date	Loan Agreement
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Recourse	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Recourse Carveout Guarantor	Guaranty
Sponsor	Loan Agreement, Guaranty, Organization Chart
Affiliated Sponsor (Y/N)	Guaranty, Loan Agreement
Tenants-in-common (Y/N)	Loan Agreement, Promissory Note
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel, Appraisal Report
Ground Lease Initial Expiration Date	Ground Lease, Estoppel, Appraisal Report
Ground Lease Extension (Y/N)	Ground Lease, Estoppel, Appraisal Report
# of Ground Lease Extension Options	Ground Lease, Estoppel, Appraisal Report
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel, Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Lockbox Type	Cash Management Agreement, Loan Agreement
A-4

ATTACHMENT A

Attribute	Source Document(s)
Cash Management Type	Cash Management Agreement, Loan Agreement
Cash Management Trigger Event	Cash Management Agreement, Loan Agreement
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date) ($)	Servicer Report, Servicing Screenshot, Settlement Statement
Tax Escrow (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Servicing Screenshot, Settlement Statement
Insurance Escrow (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date)($)	Servicer Report, Servicing Screenshot, Settlement Statement
Replacement Reserve (Monthly)($)	Servicer Report, Loan Agreement, Settlement Statement
Replacement Reserve Cap($)	Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Servicing Screenshot, Settlement Statement
TI/LC Reserve (Monthly)($)	Servicer Report, Loan Agreement, Settlement Statement
TI/LC Reserve Cap($)	Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Servicing Screenshot, Settlement Statement
Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
A-5

ATTACHMENT A

Attribute	Source Document(s)
Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Servicing Screenshot, Settlement Statement
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Servicing Screenshot, Settlement Statement
Debt Service Reserve (Monthly)($)	Loan Agreement, Settlement Statement
Debt Service Reserve Cap($)	Loan Agreement, Settlement Statement
Springing Debt Service Reserve Description	Loan Agreement, Settlement Statement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves (Cut-Off Date)($)	Servicer Report, Servicing Screenshot, Settlement Statement
Other Reserves (Monthly)($)	Loan Agreement, Settlement Statement
Other Reserves Cap ($)	Loan Agreement, Settlement Statement
Other Reserves Description	Loan Agreement, Settlement Statement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Servicer Report, Servicing Screenshot, Settlement Statement
Other Reserves 2 (Monthly)($)	Loan Agreement, Settlement Statement
Other Reserves 2 Cap ($)	Loan Agreement, Settlement Statement
Other Reserves 2 Description	Loan Agreement, Settlement Statement
Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Mezzanine Loan Agreement, Mezzanine Promissory Note, Subordinate Debt Loan Agreement
Subordinate Debt Type	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Subordinate Debt Margin	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Subordinate Debt Interest Rate	Loan Agreement, Loan Amendment, Promissory Note, Subordinate Debt Loan Agreement
Subordinate Debt Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
A-6

ATTACHMENT A

Attribute	Source Document(s)
Future Debt Permitted (Y/N)	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Permitted Future Debt Type	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Initial Prepayment Provision	Loan Agreement
Remaining Call Protection (Cut-off Date)	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Appraisal Firm	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Interest Accrual Basis	Loan Agreement
Lookback Period	Loan Agreement
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement, Loan Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant Square Feet	Underwritten Rent Roll Statement
Largest Tenant Expiration Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant Square Feet	Underwritten Rent Roll Statement
2nd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant Square Feet	Underwritten Rent Roll Statement
3rd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
A-7

ATTACHMENT A

Attribute	Source Document(s)
4th Largest Tenant Square Feet	Underwritten Rent Roll Statement
4th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Square Feet	Underwritten Rent Roll Statement
5th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Loan Agreement
Lender	Loan Agreement
First Extension Fee %	Loan Agreement
Second Extension Fee %	Loan Agreement
Third Extension Fee %	Loan Agreement
Fourth Extension Fee %	Loan Agreement
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement
ARD Mortgage Rate After ARD and extension periods	Loan Agreement
Rate Step Up Post ARD Commencement Date	Loan Agreement
ARD Loan Fully Extended Maturity Date	Loan Agreement
Index Rounding Factor	Loan Agreement
Interest Rate Change	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
Amort Number of Months	Loan Agreement
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Lien Position	Title Policy
Number of TICs	TIC Agreement, Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Loan Agreement
A-8

ATTACHMENT A

Attribute	Source Document(s)
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement

PROVIDED COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company
Collateral Interest Type	Provided by the Company
Collateral Interest Status	Provided by the Company
Collateral Interest / Property Flag	Provided by the Company
# of Properties	Provided by the Company
Collateral Interest/Mortgaged Property Name	Provided by the Company
Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company
Junior Participation Cut-off Date Balance	Provided by the Company
Junior Participation Balloon Payment ($)	Provided by the Company
Junior Participation Cut-off Date Margin	Provided by the Company
Takeout Rate Assumption	Provided by the Company
Stabilized Value Used For As-Is LTV (Y/N)	Provided by the Company
Loan Cross Portfolio Name	Provided by the Company
A-9

ATTACHMENT A

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units
Mortgage Loan Annual Debt Service Payment (IO) ($)

For Collateral Interests that have Initial IO Period (Remaining) of greater than 0, product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360

For Collateral Interests that have Initial IO Period (Remaining) equal to 0, set equal to “N/A”

Mortgage Loan Annual Debt Service Payment (P&I) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only,” set equal to “N/A”

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only, then Amortizing Balloon,” the monthly P&I payment as of the Cut-off Date sourced from the Company’s Amortization Schedule, multiplied by 12

Mortgage Loan Annual Debt Service Payment (Cap) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only,” product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Rate Cap and 365/360

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only, then Amortizing Balloon,” the product of (A) 12 and (B) the sum of (i) the monthly principal payment as of the Cut-off Date sourced from the Company’s Amortization Schedule, (ii) the product of (x) beginning loan balance for the August 2026 accrual period sourced from the Company’s Amortization Schedule, (y) Mortgage Loan Rate Cap and (z) 31/360

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests
Collateral Interest Balloon Balance ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only,” set to equal Collateral Interest Cut-off Date Balance ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only, then Amortizing Balloon,” source from the Company’s Amortization Schedule

Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Junior Participation Cut-off Date Balance and (iii) Pari Passu Funded Amount
Collateral Interest Annual Debt Service Payment (IO) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only,” Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Collateral Interest Cut-off Date Interest Rate

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only, then Amortizing Balloon,” set to “N/A”

Collateral Interest Annual Debt Service Payment (P&I) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only,” set equal to “N/A”

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only, then Amortizing Balloon,” set to equal Mortgage Loan Annual Debt Service Payment (P&I) ($)

Collateral Interest Annual Debt Service Payment (Cap) ($)

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only,” Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by the sum of Collateral Interest Margin and Mortgage Loan Index Cap

For Collateral Interests that have Amortization Type During Initial Term equal to “Interest Only, then Amortizing Balloon,” set equal to Mortgage Loan Annual Debt Service Payment (Cap) ($)

Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($) minus Junior Participation Cut-off Date Balance
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin and Index Rate Assumption rounded by the applicable Index Rounding Factor for each Collateral Interest, subject to the Mortgage Loan Rate Floor
Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap
Mortgage Loan Rate Floor	Mortgage Loan Margin plus Mortgage Loan Index Floor
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption rounded by the applicable Index Rounding Factor for each Collateral Interest, subject to the Mortgage Loan Rate Floor
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Junior Participation Balloon Payment ($) minus Junior Participation Cut-off Date Balance
Junior Participation Cut-off Date Interest Rate	The sum of the Junior Participation Cut-off Date Margin and Index Rate Assumption rounded by the applicable Index Rounding Factor for each Collateral Interest, subject to the Mortgage Loan Rate Floor
Initial IO Period

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only,” number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only, then Amortizing Balloon,” number of payments between and including the First Payment Date and the payment before the commencement of the amortization term as sourced from the Loan Agreement, Company’s Amortization Schedule, or Promissory Note

Initial IO Period (Remaining)

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only,” Initial IO Period minus Seasoning (months)

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only, then Amortizing Balloon,” number of interest only payments between the Cut-off Date and the Initial Maturity or Anticipated Repayment Date as sourced from the Loan Agreement

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
Seasoning (months)	Number of payments between the First Payment Date and Cut-off Date, subject to a minimum of zero
First Extension Fee	First Extension Fee % multiplied by Mortgage Loan Balloon Balance ($)
First Extension Floor	Equals the Mortgage Loan Index Floor
Second Extension Fee	Second Extension Fee % multiplied by Mortgage Loan Balloon Balance ($)
Second Extension Floor	Equals the Mortgage Loan Index Floor
Third Extension Fee	Third Extension Fee % multiplied by Mortgage Loan Balloon Balance ($)
Third Extension Floor	Equals the Mortgage Loan Index Floor
Fourth Extension Fee	Fourth Extension Fee % multiplied by Mortgage Loan Balloon Balance ($)
Fourth Extension Floor	Equals the Mortgage Loan Index Floor
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (IO) ($) or Mortgage Loan Annual Debt Service Payment (P&I), as applicable, and (ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)
B-4

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (IO) ($) or Mortgage Loan Annual Debt Service Payment (P&I), as applicable, and (ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Most Recent NOI DSCR

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only,” Most Recent NOI divided by the product of (i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, (ii) the lesser of Collateral Interest Cut-off Date Interest Rate and Mortgage Loan Rate Cap and (iii) 365/360

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only, then Amortizing Balloon,” Most Recent NOI divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (P&I), as applicable, and (ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

Collateral Interest Most Recent NCF DSCR

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only,” Most Recent NCF divided by the product of (i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, (ii) the lesser of Collateral Interest Cut-off Date Interest Rate and Mortgage Loan Rate Cap and (iii) 365/360

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only, then Amortizing Balloon,” Most Recent NCF divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (P&I), as applicable, and (ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Most Recent NOI divided by the sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Most Recent NCF divided by the sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount
B-5

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (IO) ($) or Mortgage Loan Annual Debt Service Payment (P&I), as applicable and (ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (IO) ($) or Mortgage Loan Annual Debt Service Payment (P&I), as applicable and (ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)
Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only,” Underwritten NOI ($) divided by the product of (i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, (ii) the lesser of Collateral Interest Cut-off Date Interest Rate and Mortgage Loan Rate Cap and (iii) 365/360

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only, then Amortizing Balloon,” Underwritten NOI ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (P&I), as applicable, and (ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

Collateral Interest Cut-off Date Balance Underwritten NCF DSCR

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only,” Underwritten NCF ($) divided by the product of (i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, (ii) the lesser of Collateral Interest Cut-off Date Interest Rate and Mortgage Loan Rate Cap and (iii) 365/360

For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only, then Amortizing Balloon,” Underwritten NCF ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (P&I), as applicable, and (ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount
B-6

ATTACHMENT B

Attribute	Calculation Methodology
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the lesser of (i) the product of (a) Mortgage Loan Balloon Balance ($), (b) Mortgage Loan Cut-off Date Interest Rate and (c) 365/360 and (ii) the product of (a) Mortgage Loan Balloon Balance ($), (b) Mortgage Loan Rate Cap and (c) 365/360
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the lesser of (i) the product of (a) Mortgage Loan Balloon Balance ($), (b) Mortgage Loan Cut-off Date Interest Rate and (c) 365/360 and (ii) the product of (a) Mortgage Loan Balloon Balance ($), (b) Mortgage Loan Rate Cap and (c) 365/360
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of (i) the sum of (a) Collateral Interest Cut-off Date Balance ($), (b) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (c) Pari Passu Funded Amount, (ii) Collateral Interest Cut-off Date Interest Rate, and (iii) 365/360
Collateral Interest Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of (i) the sum of (a) Collateral Interest Cut-off Date Balance ($), (b) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), and (c) Pari Passu Funded Amount, (ii) Collateral Interest Cut-off Date Interest Rate, and (iii) 365/360
Collateral Interest Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), and (iii) Pari Passu Funded Amount
Collateral Interest Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), and (iii) Pari Passu Funded Amount
B-7

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the lesser of (i) the product of (a) Mortgage Loan Balloon Balance ($), (b) Mortgage Loan Cut-off Date Interest Rate and (c) 365/360 and (ii) the product of (a) Mortgage Loan Balloon Balance ($), (b) Mortgage Loan Rate Cap and (c) 365/360
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the lesser of (i) the product of (a) Mortgage Loan Balloon Balance ($), (b) Mortgage Loan Cut-off Date Interest Rate and (c) 365/360 and (ii) the product of (a) Mortgage Loan Balloon Balance ($), (b) Mortgage Loan Rate Cap and (c) 365/360
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of (i) the sum of (a) Collateral Interest Cut-off Date Balance ($), (b) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (c) Pari Passu Funded Amount, (ii) Collateral Interest Cut-off Date Interest Rate, and (iii) 365/360
Collateral Interest Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of (i) the sum of (a) Collateral Interest Cut-off Date Balance ($), (b) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (c) Pari Passu Funded Amount, (ii) Collateral Interest Cut-off Date Interest Rate, and (iii) 365/360
Collateral Interest Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), and (iii) Pari Passu Funded Amount
Collateral Interest Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), and (iii) Pari Passu Funded Amount
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)
B-8

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the sum of (a) the lesser of Mortgage Loan Annual Debt Service Payment (IO) ($) or Mortgage Loan Annual Debt Service Payment (P&I) ($), as applicable and Mortgage Loan Annual Debt Service Payment (Cap) ($) and (b) the product of (i) Subordinate Debt Cut-off Date Balance ($), (ii) Subordinate Debt Interest Rate, and (iii) 365/360, subject to any subordinate debt interest rate cap in place
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date As-Is LTV Ratio	Sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount, divided by As-Is Appraised Value ($)
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), and (iii) Pari Passu Funded Amount, divided by Stabilized Appraised Value ($)
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units
Exit Fee ($) / Deferred Origination Fee ($)	Exit Fee % / Deferred Origination Fee (%) multiplied by Mortgage Loan Balloon Balance ($)
B-9

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Total Debt Ann Debt Service ($)	Sum of (i) the lesser of (a) Mortgage Loan Annual Debt Service Payment (IO) ($) or Mortgage Loan Annual Debt Service Payment (P&I) ($), as applicable and (b) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) the product of Subordinate Debt Cut-off Date Balance ($), Subordinate Debt Interest Rate and 365/360

B-10

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or Recomputed Attributes with the Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interests and Mortgaged Properties and Compared Attribute(s) or Recomputed Attribute(s):
Collateral Interest/Mortgaged Property Name	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
The Jasper; Triton Cay Daytona; Embark at The Crossings; The Pike; Seaton Preserve; The Oliver Sawyer Yards; The Preserve; Triton Scotts; Prospect on Central; One Piedmont; 2270 CVR; 95 Shepherds Lane; 2815 East Centerville Garland; Casa Real; 7856 Ellis Road	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR; Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR; Collateral Interest Cut-off Date Balance Underwritten NOI DSCR; Collateral Interest Cut-off Date Balance Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x
South Banks Apartments	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR; Collateral Interest Cut-off Date Balance Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x
The Jasper; One Piedmont; 95 Shepherds Lane; Casa Real	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR; Collateral Interest Underwritten Stabilized NOI DSCR; Collateral Interest Underwritten Stabilized NCF DSCR	Set to 1.00x
Triton Scotts	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR; Collateral Interest Underwritten Stabilized NCF DSCR	Set to 1.00x
Riverfront Lofts	Tax Escrow (Monthly)($); Insurance Escrow (Monthly)($)	Provided by the Company
The Jasper; Prospect on Central	Subordinate Debt Cut-off Date Balance ($)	Provided by the Company
Triton Cay Daytona	Replacement Reserve (Monthly)($)	Provided by the Company
Henderson 515 Logistics Center	Loan Purpose	Provided by the Company
Embark at The Crossings	Collateral Interest Margin	Provided by the Company
C-1

ATTACHMENT C

Collateral Interest/Mortgaged Property Name	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Triton Cay Daytona; The Oliver Sawyer Yards; The Preserve; One Piedmont	Future Funding Advance Conditions	Provided by the Company
94-104 Glenn Street	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Provided by the Company

C-2